Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for PEO(1)	Compensation actually paid to PEO(1)(3)	Average summary compensation table total for non-PEO named executive officers(2)	Average compensation actually paid to non-PEO named executive officers(2)(3)	Value of initial fixed $100 investment based on:		Net income (loss) ($M)(6)	Rule of 40(7)(8)
					Total shareholder return(4)	Peer group total shareholder return(4)(5)
2023	$9,596,722	$18,169,412	$3,627,392	$6,678,600	$109.11	$153.64	$1.8	37.0%
2022	8,819,151	3,450,876	3,654,102	2,110,183	74.07	120.32	(45.4)	27.5%
2021	11,810,500	18,011,733	3,734,533	5,582,811	99.39	145.22	5.7	28.1%
2020	9,447,879	5,172,031	2,805,816	1,654,935	72.44	131.74	7.7	27.7%

Company Selected Measure Name	Rule of 40
Named Executive Officers, Footnote	During all years presented, Mr. Gianoni was our CEO and President.
(2)During 2023 and 2022, our non-PEO NEOs were: Messrs. Boor, Benjamin, Gregoire and McDearis. During 2021, our non-PEO NEOs were: Messrs. Boor, Gregoire, McDearis and Kevin M. Mooney. During 2020, our non-PEO NEOs were: Messrs. Boor, Gregoire, Mooney and Jon W. Olson.

Peer Group Issuers, Footnote	The peer group total shareholder returns presented include the following compensation peer groups used in evaluating our executive compensation (as discussed beginning on page 40):
a.2023 — ACI Worldwide, Inc., Box, Inc., Commvault Systems, Inc., Cvent Holding Corporation, E2open Parent Holdings, Inc., Envestnet, Inc., Fair Isaac Corporation, Guidewire Software, Inc., Manhattan Associates, Inc., New Relic, Inc., Pegasystems, Inc., PowerSchool Holdings, Inc., SolarWinds Corporation, Tyler Technologies, Inc. and Verint Systems, Inc. For more information, including an explanation of the changes, not due to acquisition, made to our prior year compensation peer group, see page 42. We cannot provide a comparable cumulative TSR versus our 2022 peer group as two companies were removed due to acquisitions and were not public during all of 2023. These companies were: Bottomline Technologies, Inc. and Mandiant, Inc.
b.2022 — 8x8, Inc., ACI Worldwide, Inc., Aspen Technology, Inc., Bottomline Technologies, Inc., Box, Inc., Commvault Systems, Inc., Envestnet, Inc., Fair Isaac Corporation, Mandiant, Inc., Manhattan Associates, Inc., New Relic, Inc., Progress Software Corporation, SolarWinds Corporation, Tyler Technologies, Inc., Verint Systems, Inc. and Ziff Davis, Inc. For an explanation of the changes, not due to acquisition, made to our prior year compensation peer group, please refer to Blackbaud’s Proxy Statement for the 2023 Annual Meeting of Stockholders filed on April 25, 2023. We cannot provide a comparable cumulative TSR versus our 2021 peer group as four companies were removed due to acquisitions and were not public during all of 2022. These companies were: Cloudera, Inc., Cornerstone OnDemand, Inc., Proofpoint, Inc. and RealPage, Inc.
c.2021 — 8x8, Inc., ACI Worldwide, Inc., Aspen Technology, Inc., Cloudera, Inc., Commvault Systems, Inc., Cornerstone OnDemand, Inc., Envestnet, Inc., Fair Isaac Corporation, Mandiant, Inc., Manhattan Associates, Inc., New Relic, Inc., Paylocity Holding Corporation, Proofpoint, Inc., RealPage, Inc., Tyler Technologies, Inc., Verint Systems, Inc. and Ziff Davis, Inc. For an explanation of the changes, not due to acquisition, made to our prior year compensation peer group, please refer to Blackbaud’s Proxy Statement for the 2022 Annual Meeting of Stockholders filed on April 19, 2022. We cannot provide a comparable cumulative TSR versus our 2020 peer group as one company, LogMeIn, Inc., was removed due to acquisition and was not public during all of 2021.
d.2020 — ACI Worldwide, Inc., Aspen Technology, Inc., Commvault Systems, Inc., Cornerstone OnDemand, Inc., Envestnet, Inc., Fair Isaac Corporation, Guidewire Software, Inc., LogMeIn, Inc., Manhattan Associates, Inc., New Relic, Inc., Paylocity Holding Corporation, Pegasystems, Inc., Proofpoint, Inc., PTC Inc., RealPage, Inc., Tyler Technologies, Inc. and Verint Systems, Inc.

Changed Peer Group, Footnote	For more information, including an explanation of the changes, not due to acquisition, made to our prior year compensation peer group, see page 42. We cannot provide a comparable cumulative TSR versus our 2022 peer group as two companies were removed due to acquisitions and were not public during all of 2023. These companies were: Bottomline Technologies, Inc. and Mandiant, Inc.	For an explanation of the changes, not due to acquisition, made to our prior year compensation peer group, please refer to Blackbaud’s Proxy Statement for the 2023 Annual Meeting of Stockholders filed on April 25, 2023. We cannot provide a comparable cumulative TSR versus our 2021 peer group as four companies were removed due to acquisitions and were not public during all of 2022. These companies were: Cloudera, Inc., Cornerstone OnDemand, Inc., Proofpoint, Inc. and RealPage, Inc.	For an explanation of the changes, not due to acquisition, made to our prior year compensation peer group, please refer to Blackbaud’s Proxy Statement for the 2022 Annual Meeting of Stockholders filed on April 19, 2022. We cannot provide a comparable cumulative TSR versus our 2020 peer group as one company, LogMeIn, Inc., was removed due to acquisition and was not public during all of 2021.
PEO Total Compensation Amount	$ 9,596,722	$ 8,819,151	$ 11,810,500	$ 9,447,879
PEO Actually Paid Compensation Amount	$ 18,169,412	3,450,876	18,011,733	5,172,031
Adjustment To PEO Compensation, Footnote	The dollar amounts shown represent compensation actually paid to our PEO and non-PEO NEOs, as determined in accordance with SEC rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned, received or realized by our PEO and non-PEO NEOs for the applicable year. The following table sets forth the adjustments included in the 2023 actually paid calculation, per SEC rules, for our PEO and non-PEO NEOs:

	2023
	CEO	Average of Other NEOs
Summary Compensation Table Total	$9,596,722	$3,627,392
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(8,778,735)	(2,961,049)
Increase based on ASC 718 fair value of awards granted during fiscal year that remain unvested as of fiscal year end, determined as of fiscal year end	12,850,587	4,353,901
Increase based on ASC 718 fair value of awards granted during fiscal year that vested during fiscal year, determined as of vesting date	—	—
Increase for awards granted prior to fiscal year that were outstanding and unvested as of fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to fiscal year end	4,380,819	1,563,063
Increase for awards granted prior to fiscal year that vested during fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	120,018	95,294
Deduction of ASC 718 fair value of awards granted prior to fiscal year that were forfeited during fiscal year, determined as of prior fiscal year end	—	—
Compensation Actually Paid	$18,169,412	$6,678,600

Non-PEO NEO Average Total Compensation Amount	$ 3,627,392	3,654,102	3,734,533	2,805,816
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,678,600	2,110,183	5,582,811	1,654,935
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts shown represent compensation actually paid to our PEO and non-PEO NEOs, as determined in accordance with SEC rules. The dollar amounts do not necessarily reflect the actual amount of compensation earned, received or realized by our PEO and non-PEO NEOs for the applicable year. The following table sets forth the adjustments included in the 2023 actually paid calculation, per SEC rules, for our PEO and non-PEO NEOs:

	2023
	CEO	Average of Other NEOs
Summary Compensation Table Total	$9,596,722	$3,627,392
Adjustments
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(8,778,735)	(2,961,049)
Increase based on ASC 718 fair value of awards granted during fiscal year that remain unvested as of fiscal year end, determined as of fiscal year end	12,850,587	4,353,901
Increase based on ASC 718 fair value of awards granted during fiscal year that vested during fiscal year, determined as of vesting date	—	—
Increase for awards granted prior to fiscal year that were outstanding and unvested as of fiscal year end, determined based on change in ASC 718 fair value from prior fiscal year end to fiscal year end	4,380,819	1,563,063
Increase for awards granted prior to fiscal year that vested during fiscal year, determined based on change in ASC 718 fair value from prior fiscal year end to vesting date	120,018	95,294
Deduction of ASC 718 fair value of awards granted prior to fiscal year that were forfeited during fiscal year, determined as of prior fiscal year end	—	—
Compensation Actually Paid	$18,169,412	$6,678,600

Compensation Actually Paid vs. Total Shareholder Return	The following graph describes the relationship between compensation actually paid versus cumulative total shareholder return ("TSR"):
Compensation Actually Paid vs. Net Income	The following graph describes the relationship between compensation actually paid versus net income:
Compensation Actually Paid vs. Company Selected Measure	The following graph describes the relationship between compensation actually paid versus Rule of 40:
Tabular List, Table
The following table sets forth the Company's most important financial performance measures used to link NEO compensation actually paid during 2023 to Company performance.

Company Performance Measures(1)(2)
Non-GAAP Adjusted Recurring Revenue
Non-GAAP Adjusted Income from Operations
Non-GAAP Adjusted Total Revenue
Gross Dollar Retention
Rule of 40
(1)This list is unranked.
(2)For discussion on each performance measure and why it was chosen, see "Short-term Incentive Compensation" (beginning on page 44) and "Long-term Incentive Compensation" (beginning on page 46).

Total Shareholder Return Amount	$ 109.11	74.07	99.39	72.44
Peer Group Total Shareholder Return Amount	153.64	120.32	145.22	131.74
Net Income (Loss)	$ 1,800,000	$ (45,400,000)	$ 5,700,000	$ 7,700,000
Company Selected Measure Amount	0.370	0.275	0.281	0.277
PEO Name	Mr. Gianoni
Additional 402(v) Disclosure	Represents Rule of 40 as reported and not adjusted for year over year foreign currency fluctuations as used in determining results for LTI Three-year PRSUs as described beginning on page 46 of this Proxy Statement. The Company also measures and uses Rule of 40 on a constant currency basis. See Appendix A for a reconciliation of non-GAAP financial measures to results reported in accordance with generally accepted accounting principles.
Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted Recurring Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted Income from Operations
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Adjusted Total Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Dollar Retention
Measure:: 5
Pay vs Performance Disclosure
Name	Rule of 40
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,778,735)
PEO | Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,850,587
PEO | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,380,819
PEO | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,018
PEO | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,961,049)
Non-PEO NEO | Equity Awards Granted During The Year Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,353,901
Non-PEO NEO | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted In Prior Years Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,563,063
Non-PEO NEO | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,294
Non-PEO NEO | Equity Awards Forfeited During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0